Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stockholders’ Deficiency [Abstract]
Stockholders’ deficiency

Note 13 – Stockholders’ deficiency

Common stock

Prior to October 2021, TGL is authorized to issue 10,000,000 shares having a par value of $0.00001 per share. In October 2021, TGL increased its authorized shares to 170,000,000 shares as part of the Reorganization with ZCITY, consisting of 150,000,000 shares of common stock with $0.00001 par value, and 20,000,000 shares of preferred stock with $0.00001 par value. The share capital increased of TGL presented herein is prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented of shares capital of ZCITY. On February 22, 2024, a Certificate of Amendment to the Certificate of Incorporation, as amended, of the Company with the Secretary of State of the State of Delaware (the “Certificate of Amendment”) that provides for a 1-for-70 reverse stock split (the “Split”) of its shares of common stock, par value $0.0007 per share.

1-for-70 Reverse stock split

On February 27, 2024, the Company effected a 1:70 reverse stock split of its shares of common stock. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to those after a stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively stated to reflect the effect of the reverse stock split. Upon execution of the 1-for-70 reverse stock split, the Company recognized additional 8 shares of common stock due to round up issue.

Beneficial conversion feature from issuance of convertible note

On January 3, 2022 and May 13, 2022, the Company entered into 2 loan agreements which allow the third party to convert the loan balance along with interest balance incurred into a number of shares of the Company’s common stock as of the closing date of the IPO. For the three months ended March 31, 2024, the Company has withdrawn additional $2,686,914 from these loan agreements. As the Company determined that loan contained a beneficial conversion feature, the Company recognized the fair value of embedded conversion feature of $537,383 in the convertible notes as additional paid-in capital and reduced the carrying value of the convertible notes as a debt discount for the nine months ended March 31, 2024.

Common stock issued upon conversion of convertible note payable, net of unamortized discounts

For the nine months ended March 31, 2023, the Company issued 59,656 (4,175,889 pre reverse split) shares of common stock upon the conversion of $16,534,988 of convertible note payable, net of unamortized discounts and accrued interest (Note 10), among which, $2,437,574 was converted into 5,047 (353,272 pre reverse split) shares of common stock are belonged to the related parties.

For the nine months ended March 31, 2024, the Company issued 68,061 (4,764,200 pre reverse split) shares of common stock upon conversion of $1,811,070 of convertible note payable, net of unamortized discounts and accrued interest. (Note 10).

Common stock issued from the Offering, net of issuance costs

On August 15, 2022, the Company had closed its initial underwritten public offering of 32,858 (2,300,000 pre reverse split) shares of common stock, which included the full exercise of the underwriter’s over-allotment option, at a public price of $4.00 per share. The Company received net proceeds of approximately $8.2 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $1.0 million, and fair value of warrants issued to the underwriters of approximately $0.2 million.

Common stock issued for consulting service

In July 2021 the Company signed a capital market advisory agreement (“Agreement”) with Exchange Listing, LLC (“Consultant”), to engage in advisory service in capital market advisory, corporate governance, and organizational meeting. The term of this Agreement shall commence on the execution date and shall continue until the later of nine months or until the Company is trading on a senior exchange or otherwise extended by both parties. The Company extended the contract term until the Company is trading on a senior exchange. Upon execution of this agreement, the Company agrees to sell to the Consultant, or its designees shares of the Company’s common stock which equivalents to 2% of the Company’s fully – diluted shares outstanding, at $0.001 per share. The Company estimated the fair value of the common stock issued to the Consultant for the year ended June 30, 2022 by using the market price $5.48 per share as per an enterprise per share value appraised from an independent third party. After completion of the Company’s Offering on August 15, 2022, the Company had issued additional 1,570 (109,833 pre reverse split) shares of common stock to ensure that the Consultant’s total shares of the Company’s common stock equivalents to 2% of the Company’s fully – diluted shares outstanding using the fair value of $4.00 per share with the fair value of $439,332. Stock-based compensation expense amounted to $0 and $439,332 for the three and nine months ended March 31, 2023, respectively.

Common stock issued from the November 2023 Offering, net of issuance costs

On November 30, 2023, The Company had closed the November 2023 Offering of 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one share pre reverse split) of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Company received net proceeds from November 2023 Offering of approximately $3.5 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $0.5 million.

Common stock issued for acquiring intangible assets

On October 12, 2023, the Company, and AI Lab Martech Sdn. Bhd. (the “Licensor”) entered into a License and Service Agreement (the “License Agreement”), in which the Licensor shall provide a non-exclusive, non-transferable, royalty-free license to use and operate an AI software solutions (the “AI Software”) in exchange for the issuance of $563,000 worth of common stock of the Company, or 42,044 (2,943,021 pre reverse split) shares valued at $13.39 ($0.1913 pre reverse split) per share. The License Agreement is for a period of 12 months.

On December 19, 2023, the Company and VT Smart Venture Sdn Bhd (the “Developer”), a company that is in the business of, among other things, technology services, entered into a Software Development Agreement (the “Agreement”), in which the Developer shall provide application, services and turnkey solutions on software development in various aspects, including customization, software design layout, creative media platform development, artificial embedded and artificial intelligence related media platform and design in exchange for $1,000,000 worth of common stock, par value $0.00001 per share, of the Company, or 142,857 (10,000,000 pre reverse split) shares valued at $7.0 ($0.10 pre reverse split) per share. The Agreement is for a period of one month.

On March 12, 2024, the Company and Myviko Holding Sdn. Bhd. (the “Seller”) entered into a Software Purchase Agreement (the “Purchase Agreement”), in which the Seller agreed to transfer all rights, title and interest to the Company, including without limitation, all computer software and its source code and software licenses in exchange for the issuance of $1,000,000 worth of common stock, par value $0.00001 per share, of the Company. Pursuant to the Purchase Agreement, the Shares will be issued within 5 business days from the effective date of the Purchase Agreement and will be restricted securities and not be listed on any exchange. As of March 31, 2024, the Company has issued 198,412 shares to the Seller.

Common stock issued to related parties for debts cancellation

On October 30, 2023, the Company issued a total of 25,954 (1,816,735 pre reverse split) restricted shares of common stock to the Company’s Chief Executive Officer, Chong Chan Teo, and shareholder, Kok Pin Tan (collectively, the “Creditors”) in exchange for the cancellation of $321,562 in aggregate indebtedness owed to the Creditors.

Capital Contribution

In February 2024, the Company’s Chief Executive Officer, Chong Chan Teo, made a capital contribution of $16,348 in addition to the debt cancellation, as further consideration for the common stock issued to him in October 2023.

Warrants

-	Issuance of warrants - non- employee stock compensation

Pertain to above mentioned Agreement with the Consultant, on August 15, 2022, the Company also issued 300,000 warrants to the Consultant or its designees exercisable for a period of five years at $4.00 per share upon completion of the Company’s Offering. Meanwhile, on the same date, the Consultant had exercised all of its warrants on cashless basis and received 2,245 (157,143 pre reverse split) shares of the Company’s common stock.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 49.0%, (2) risk-free interest rate of 0.89%, (3) expected life of 5.0 years, (4) exercise price of $4.0 and (5) estimated market price of $5.48 on July 1, 2020, the date of which the consulting agreement was entered. Based on above assumption, the fair value of the warrants were estimated to be $856,170.

-	Issuance of the underwriters warrants

On August 10, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, as representative of the underwriters (the “Representative”), relating to the Offering of 32,858 (2,300,000 pre reverse split) shares of the Company’s common stock, par value $0.00001 per share, at an Offering price of $280 ($4.00 pre reverse split) per share. Pursuant to the Underwriting Agreement, in exchange for the representative’s firm commitment to purchase the Shares, the Company agreed to issue the underwriters warrants (the “Representative’s Warrants”) to purchase an aggregate of 1,428 (100,000 pre reverse split) shares of the Company’s common stock, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of $5.00, which is equal to 125% of the Offering price. The Representative’s Warrant may be exercised beginning on February 10, 2023, until August 10, 2027. As of March 31, 2024, there are no warrants exercised by the Representative.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 54.8%, (2) risk-free interest rate of 2.91%, (3) expected life of 5.0 years, (4) exercise price of $5.0 and (5) stock price of $4.0 on August 15, 2022, the date of which the warrants were issued. Based on above assumption, the fair value of the warrants were estimated to be $175,349.

-	Issuance of the Pre-Funded Warrants

 On November 28, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement 2”) with EF Hutton LLC as the underwriter, relating to the November 2023 Offering of (i) 371,629 (26,014,000 pre reverse split) shares of common stock, at a public offering price of $0.10 per share, and (ii) 14,000,000 Pre-Funded Warrants, each with the right to purchase 0.01 (one pre reverse split) share of Common Stock, at a public offering price of $0.0999 per Pre-Funded Warrant. The Pre-Funded Warrants became exercisable immediately upon issuance, at an exercise price of $0.0001 or through cashless option.

The Pre-Funded Warrants are classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date using a relative fair value allocation method. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) permit the holders to receive a fixed number of shares of common stock upon exercise, (iv) are indexed to the Company’s common stock. The Company valued the Pre-Funded Warrants at issuance concluding the purchase price approximated the fair value and allocated net proceeds from the purchase proportionately to the common stock and Pre-Funded Warrants, of which $1,398,600 was allocated to the Pre-Funded Warrants and recorded as a component of additional paid in capital.

-	Exercise of the Pre-Funded Warrants

In December 2023 and January 2024, the holder of Pre-Funded Warrants have collectively exercised 14,000,000 the Pre-Funded Warrants into 200,000 (14,000,000 pre reverse split) shares of the Company’s common stock at an exercise price of $0.0001 per share.

Warrants outstanding as of March 31, 2024 are as follows:

	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at March 31, 2024 (unaudited)	100,000	$5.00	3.4

Note 11 – Stockholders’ Equity (Deficiency)

Common stock

Prior to October 2021, TGL is authorized to issue 10,000,000 shares having a par value of $0.00001 per share. In October 2021, TGL increased its authorized shares to 170,000,000 shares as part of the Reorganization with GEM, consisting of 150,000,000 shares of common stock with $0.00001 par value, and 20,000,000 shares of preferred stock with $0.00001 par value as of June 30, 2023 and 2022. The share capital increased of TGL presented herein is prepared on the basis as if the Reorganization became effective as of the beginning of the first period presented of shares capital of GEM.

Beneficial conversion feature from issuance of convertible note

On January 3, 2022 and May 13, 2022, the Company entered into 2 loan agreements which allow the third party to convert the loan balance along with interest balance incurred into a number of shares of the Company’s common stock as of the closing date of the IPO. For the year ended June 30, 2023, the Company has withdrew additional $2,686,914 from these loan agreements. As the Company determined that loan contained a beneficial conversion feature, the Company recognized the fair value of embedded conversion feature of $537,383 in the convertible notes as additional paid-in capital and reduced the carrying value of the convertible notes as a debt discount for the year ended June 30, 2023.

From February to June, 2023, the Company issued two convertible notes, to a third party, in an aggregate principal amount of $5,500,000. As the Company determined these convertible notes contained a beneficial conversion feature, therefore, the Company recognized the fair value of embedded conversion feature of $211,679 in the convertible notes as additional paid-in capital and reduced the carrying value of the convertible notes as a debt discount for the year ended June 30, 2023.

Common stock issued upon conversion of convertible note payable, net of unamortized discounts

On August 15, 2022, the Company issued 4,175,889 shares of common stock upon the conversion of $16,534,988 of convertible note payable, net of unamortized discounts and accrued interest (Note 8), among which, $2,437,574 was converted into 353,272 shares of common stock are belonged to the related parties.

In June 2023, the Company issued 327,523 shares of common stock upon conversion of $378,953 of convertible note payable, net of unamortized discounts and accrued interest. (Note 8).

Common stock issued from the Offering, net of issuance costs

On August 15, 2022, the Company had closed its initial underwritten public offering of 2,300,000 shares of common stock, which included the full exercise of the underwriter’s over-allotment option, at a public prince of $4.00 per share. The Company received net proceeds of approximately $8.2 million, net of underwriting discounts and commissions and fees, other offering expenses amounted to approximately $1.0 million, and fair value of warrants issued to the underwriters of approximately $0.2 million.

Common stock issued for consulting service

In July 2021 the Company signed a capital market advisory agreement (“Agreement”) with Exchange Listing, LLC (“Consultant”), to engage in advisory service in capital market advisory, corporate governance, and organizational meeting. The term of this Agreement shall commence on the execution date and shall continue until the later of nine months or until the Company is trading on a senior exchange or otherwise extended by both parties. The Company extended the contract term until the Company is trading on a senior exchange. Upon execution of this agreement, the Company agrees to sell to the Consultant, or its designees shares of the Company’s common stock which equivalents to 2% of the Company’s fully – diluted shares outstanding, at $0.001 per share. The Company estimated the fair value of the common stock issued to the Consultant for the year ended June 30, 2022 by using the market price $5.48 per share as per an enterprise per share value appraised from an independent third party. For the year ended June 30, 2022, the Company has issued 232,666 shares of common stock to the Consultant and the stock-based compensation in connection with the service period of these shares amounted to $1,283,994. After completion of the Company’s Offering on August 15, 2022, the Company had issued additional 109,833 shares of common stock to ensure that the Consultant’s total shares of the Company’s common stock equivalents to 2% of the Company’s fully – diluted shares outstanding using the fair value of $4.00 per share with the fair value of $439,332. Stock-based compensation expense amounted $439,332 and $1,283,994 for the years ended June 30, 2023 and 2022, respectively.

Common stock issued to former director

On March 20, 2023, Voon Him “Victor” Hoo has resigned as managing director and chairman of the Company. To compensate Victor for his service, the Board approved to issue 285,714 shares of common stock which is equivalent to $380,000 based on the closing price of the Company’s closing stock on March 21, 2023 to Victor.

Warrants

- Issuance of warrants - non- employee stock compensation

Pertain to above mentioned Agreement with the Consultant, on August 15, 2022, the Company also issued 300,000 warrants to the Consultant or its designees exercisable for a period of five years at $4.00 per share upon completion of the Company’s Offering. Meanwhile, on the same date, the Consultant had exercised all of its warrants on cashless basis and received 157,143 shares of the Company’s common stock.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 49.0%, (2) risk-free interest rate of 0.89%, (3) expected life of 5.0 years, (4) exercise price of $4.0 and (5) estimated market price of $5.48 on July 1, 2020, the date of which the consulting agreement was entered. Based on above assumption, the fair value of the warrants were estimated to be $856,170.

 - Issuance of the underwriters warrants

On August 10, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC, as representative of the underwriters (the “Representative”), relating to the Offering of 2,300,000 shares of the Company’s common stock, par value $0.00001 per share, at an Offering price of $4.00 per share. Pursuant to the Underwriting Agreement, in exchange for the representative’s firm commitment to purchase the Shares, the Company agreed to issue the underwriters warrants (the “Representative’s Warrants”) to purchase an aggregate of 100,000 shares of the Company’s common stock, which is equal to five percent (5%) of the shares sold in the Offering, excluding the over-allotment option, at an exercise price of $5.00, which is equal to 125% of the Offering price. The Representative’s Warrant may be exercised beginning on February 10, 2023, until August 10, 2027. For the year ended June 30, 2023, there are no warrants were exercised by the Representative.

The fair value of the warrants which was determined by using the Black Scholes model using the following assumptions: (1) expected volatility of 54.8%, (2) risk-free interest rate of 2.91%, (3) expected life of 5.0 years, (4) exercise price of $5.0 and (5) stock price of $4.0 on August 15, 2022, the date of which the warrants were issued. Based on above assumption, the fair value of the warrants were estimated to be $175,349.

Warrants outstanding as of June 30, 2023 are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2022	-	$-	-
Granted	400,000	4.25	5.0
Exercised	(300,000)	4.00
Outstanding at June 30, 2023	100,000	$5.00	4.1